UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06292

UBS Investment Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

Item 1. Schedule of Investments

UBS U.S. Allocation Fund
Schedule of investments – May 31, 2013 (unaudited)

Security description	Shares	Value ($)
Common stocks—45.46%
Aerospace & defense — 2.07%
General Dynamics Corp.	17,400	1,341,540
Precision Castparts Corp.	7,000	1,497,440
The Boeing Co.	12,000	1,188,240
United Technologies Corp.	14,500	1,376,050
		5,403,270
Airlines — 0.32%
Spirit Airlines, Inc. *	27,200	827,696
Beverages — 0.30%
Monster Beverage Corp. *	14,500	791,555
Biotechnology — 2.32%
Acorda Therapeutics, Inc. *	13,500	451,575
Aegerion Pharmaceuticals, Inc. *	3,600	262,188
Alnylam Pharmaceuticals, Inc. *	7,100	217,473
Biogen Idec, Inc. *	5,700	1,353,693
Cubist Pharmaceuticals, Inc. *	3,500	192,325
Epizyme, Inc. *	3,100	46,500
Gilead Sciences, Inc. *	49,400	2,691,312
Lexicon Pharmaceuticals, Inc. *	88,500	211,515
Ligand Pharmaceuticals, Inc., Class B *	14,200	424,722
Quintiles Transnational Holdings, Inc. *	4,300	189,372
		6,040,675
Capital markets — 0.80%
Invesco Ltd.	13,100	441,994
Morgan Stanley	63,100	1,634,290
		2,076,284
Chemicals — 0.76%
The Dow Chemical Co.	27,000	930,420
The Sherwin-Williams Co.	5,500	1,036,915
		1,967,335
Commercial banks — 0.69%
U.S. Bancorp	29,800	1,044,788
Wells Fargo & Co.	18,600	754,230
		1,799,018
Commercial services & supplies — 0.29%
Waste Management, Inc.	17,800	746,354
Communications equipment — 0.82%
Nortel Networks Corp. *	25,433	254
QUALCOMM, Inc.	33,600	2,132,928
		2,133,182

UBS U.S. Allocation Fund
Schedule of investments – May 31, 2013 (unaudited)

Security description	Shares	Value ($)
Common stocks— (continued)
Computers & peripherals — 2.31%
Apple, Inc.	10,900	4,901,512
NetApp, Inc. *	29,800	1,118,394
		6,019,906
Consumer finance — 0.35%
Discover Financial Services	19,500	924,495
Diversified financial services — 1.27%
Citigroup, Inc.	33,847	1,759,706
JPMorgan Chase & Co.	28,400	1,550,356
		3,310,062
Electric utilities — 0.39%
Edison International	9,100	418,054
NextEra Energy, Inc.	8,000	604,960
		1,023,014
Electrical equipment — 0.42%
AMETEK, Inc.	25,100	1,083,065
Energy equipment & services — 2.09%
Baker Hughes, Inc.	19,700	895,956
FMC Technologies, Inc. *	14,600	812,636
Halliburton Co.	30,300	1,268,055
IHS, Inc., Class A *	5,800	609,754
McDermott International, Inc. *	41,100	392,505
Noble Corp.	22,100	856,375
Schlumberger Ltd.	8,400	613,452
		5,448,733
Food products — 1.07%
Archer Daniels Midland Co.	12,800	412,544
Kellogg Co.	6,700	415,735
Kraft Foods Group, Inc.	17,866	984,953
Mondelez International, Inc., Class A	33,500	986,910
		2,800,142
Health care equipment & supplies — 0.64%
Baxter International, Inc.	14,400	1,012,752
Intuitive Surgical, Inc. *	1,340	666,690
		1,679,442
Health care providers & services — 1.53%
Cardinal Health, Inc.	33,000	1,549,680
Catamaran Corp. *	9,700	477,434
UnitedHealth Group, Inc.	31,100	1,947,793
		3,974,907
Hotels, restaurants & leisure — 0.67%
Las Vegas Sands Corp.	21,300	1,233,270

UBS U.S. Allocation Fund
Schedule of investments – May 31, 2013 (unaudited)

Security description	Shares	Value ($)
Common stocks— (continued)
Hotels, restaurants & leisure— (concluded)
Starbucks Corp.	8,000	504,560
		1,737,830
Household durables — 0.24%
Mohawk Industries, Inc. *	5,600	622,552
Household products — 0.23%
Colgate-Palmolive Co.	10,600	613,104
Industrial conglomerates — 0.46%
Danaher Corp.	19,200	1,186,944
Insurance — 0.80%
Lincoln National Corp.	22,400	798,784
MetLife, Inc.	15,300	676,413
The Progressive Corp.	24,200	616,858
		2,092,055
Internet & catalog retail — 1.67%
Amazon.com, Inc. *	9,600	2,582,688
Priceline.com, Inc. *	2,200	1,768,646
		4,351,334
Internet software & services — 2.13%
eBay, Inc. *	34,100	1,844,810
Facebook, Inc., Class A *	48,200	1,173,670
Google, Inc., Class A *	2,900	2,524,189
		5,542,669
IT services — 2.49%
Fidelity National Information Services, Inc.	17,300	776,770
MasterCard, Inc., Class A	2,800	1,596,700
ServiceSource International, Inc. *,1	86,200	702,530
Teradata Corp. *	20,000	1,115,000
Visa, Inc., Class A	12,900	2,298,006
		6,489,006
Life sciences tools & services — 0.12%
Bio-Rad Laboratories, Inc., Class A *	2,700	306,936
Machinery — 1.39%
Cummins, Inc.	7,900	945,077
Illinois Tool Works, Inc.	22,200	1,556,886
Parker Hannifin Corp.	11,100	1,107,336
		3,609,299
Media — 1.55%
Comcast Corp., Class A	29,600	1,188,440
Liberty Global, Inc., Class A *,1	8,100	596,970
Sirius XM Radio, Inc. [1]	84,600	294,408

UBS U.S. Allocation Fund
Schedule of investments – May 31, 2013 (unaudited)

Security description	Shares	Value ($)
Common stocks— (continued)
Media— (concluded)
The Interpublic Group of Cos., Inc.	37,500	533,250
Time Warner, Inc.	10,400	607,048
Viacom, Inc., Class B	12,300	810,447
		4,030,563
Metals & mining — 0.27%
Commercial Metals Co.	26,200	404,004
Freeport-McMoRan Copper & Gold, Inc.	9,700	301,185
		705,189
Multi-utilities — 0.26%
PG&E Corp.	15,300	687,123
Multiline retail — 0.91%
Dollar General Corp. *	30,800	1,626,240
Macy's, Inc.	15,400	744,436
		2,370,676
Oil, gas & consumable fuels — 1.35%
Cabot Oil & Gas Corp.	9,900	696,564
Concho Resources, Inc. *	9,900	828,234
EOG Resources, Inc.	7,700	994,070
Hess Corp.	14,700	990,927
		3,509,795
Paper & forest products — 0.21%
International Paper Co.	12,000	553,800
Personal products — 0.50%
The Estee Lauder Cos., Inc., Class A	19,100	1,294,598
Pharmaceuticals — 1.68%
Allergan, Inc.	17,900	1,780,871
Hospira, Inc. *	23,800	825,384
Impax Laboratories, Inc. *	19,200	363,840
Salix Pharmaceuticals Ltd. *	9,300	564,231
Teva Pharmaceutical Industries Ltd., ADR	10,900	416,380
Zoetis, Inc. [1]	12,900	412,800
		4,363,506
Real estate investment trusts — 0.30%
American Capital Agency Corp. [1]	18,600	479,880
Digital Realty Trust, Inc. [1]	4,900	298,459
		778,339
Real estate management & development — 0.23%
Realogy Holdings Corp. *	11,500	593,860
Road & rail — 1.42%
Hertz Global Holdings, Inc. *	49,800	1,286,334

UBS U.S. Allocation Fund
Schedule of investments – May 31, 2013 (unaudited)

Security description	Shares	Value ($)
Common stocks— (concluded)
Road & rail— (concluded)
Norfolk Southern Corp.	16,100	1,233,099
Union Pacific Corp.	7,600	1,175,112
		3,694,545
Semiconductors & semiconductor equipment — 1.30%
Atmel Corp. *	69,000	543,030
Avago Technologies Ltd.	12,800	482,688
Broadcom Corp., Class A	15,600	560,196
Freescale Semiconductor Ltd. *,1	15,300	243,576
Micron Technology, Inc. *	45,500	531,440
NXP Semiconductors NV *	16,900	521,365
Skyworks Solutions, Inc. *	20,800	496,288
		3,378,583
Software — 2.80%
Adobe Systems, Inc. *	28,800	1,235,808
Check Point Software Technologies Ltd. *	26,100	1,307,088
Informatica Corp. *	14,000	509,040
Salesforce.com, Inc. *	35,100	1,485,783
ServiceNow, Inc. *	14,400	529,344
Symantec Corp. *	38,300	857,537
VMware, Inc., Class A *	19,400	1,379,728
		7,304,328
Textiles, apparel & luxury goods — 2.62%
Coach, Inc.	13,600	792,336
Lululemon Athletica, Inc. *,1	15,800	1,229,398
Michael Kors Holdings Ltd. *	22,100	1,388,322
Nike, Inc., Class B	22,000	1,356,520
Ralph Lauren Corp.	11,700	2,048,553
		6,815,129
Tobacco — 0.53%
Philip Morris International, Inc.	15,100	1,372,741
Wireless telecommunication services — 0.89%
Crown Castle International Corp. *	16,100	1,147,125
NII Holdings, Inc. *,1	152,600	1,176,546
		2,323,671
Total common stocks
(cost—$97,482,532)		118,377,310
Preferred stock — 0.00%
Consumer finance — 0.00%
Ally Financial, Inc. [2,3] (cost — $98)	5	4,902

UBS U.S. Allocation Fund
Schedule of investments – May 31, 2013 (unaudited)

Security description	Shares	Value ($)
Investment company—4.32%
UBS Credit Bond Relationship Fund *,4 (cost —
$9,046,919)	671,919	11,240,533

	Face amount ($)
US government obligations—4.07%
US Treasury Notes
0.125%, due 12/31/14	2,995,000	2,989,735
0.125%, due 04/30/15	2,275,000	2,267,447
0.250%, due 11/30/14	3,190,000	3,190,871
0.250%, due 01/31/15	75,000	74,988
0.250%, due 02/28/15	800,000	799,593
0.250%, due 03/31/15	625,000	624,512
0.625%, due 04/30/18	100,000	98,039
0.750%, due 02/28/18	300,000	296,555
0.875%, due 01/31/18	95,000	94,525
1.875%, due 06/30/15	160,000	165,100
Total US government obligations (cost—$10,604,642)		10,601,365
Mortgage & agency debt securities—7.35%
Federal Home Loan Mortgage Corporation
Certificates,**
1.250%, due 10/02/19	250,000	244,926
5.000%, due 03/01/38	129,820	139,132
5.000%, due 11/01/38	9,018	9,641
5.000%, due 12/01/38	79,957	85,478
5.500%, due 05/01/37	752,392	832,923
5.500%, due 08/01/40	70,996	76,891
6.000%, due 10/01/36	120,423	132,488
6.500%, due 08/01/28	190,564	221,324
2.500%, TBA	2,200,000	2,241,851
3.500%, TBA	475,000	490,586
Federal National Mortgage Association Certificates,**
0.375%, due 12/21/15	630,000	628,530
3.000%, due 03/01/27	175,541	183,245
3.000%, due 08/01/27	232,381	243,233
3.000%, due 09/01/27	619,917	648,867
3.500%, due 10/01/42	364,465	379,327
4.000%, due 12/01/39	265,098	279,498
4.000%, due 01/01/41	361,058	380,782
4.000%, due 02/01/41	129,819	137,032
4.000%, due 09/01/41	331,203	349,607
4.500%, due 09/01/37	798,722	856,146
4.500%, due 07/01/41	291,929	312,552
4.500%, due 09/01/41	278,052	297,695
5.000%, due 10/01/39	54,943	59,364
5.000%, due 05/01/40	68,564	75,467
5.000%, due 09/01/41	334,885	367,063
5.500%, due 08/01/39	249,092	270,943
6.000%, due 06/01/33	6,083	6,840
6.000%, due 08/01/37	125,965	137,100
7.000%, due 08/01/32	329,380	388,527
7.500%, due 02/01/33	7,633	8,831
3.500%, TBA	475,000	499,641
4.000%, TBA	2,250,000	2,369,004
4.500%, TBA	1,325,000	1,414,719
5.500%, TBA	350,000	379,148

UBS U.S. Allocation Fund
Schedule of investments – May 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Mortgage & agency debt securities— (concluded)
Government National Mortgage Association
Certificates I,
4.000%, due 07/15/42	165,892	179,633
4.000%, due 08/15/42	73,862	79,980
6.500%, due 10/15/28	3,282	3,694
3.500%, TBA	125,000	131,397
4.000%, TBA	775,000	822,529
Government National Mortgage Association
Certificates II,
3.500%, due 12/20/26	465,573	496,411
3.500%, due 08/20/42	893,889	942,648
3.500%, due 09/20/42	93,942	98,861
4.000%, due 07/20/26	268,201	287,042
4.000%, due 06/20/42	211,023	228,502
6.000%, due 11/20/28	1,823	2,024
6.000%, due 02/20/29	4,222	4,817
6.000%, due 02/20/34	635,786	713,010
Total mortgage & agency debt securities (cost—$18,991,285)		19,138,949
Collateralized mortgage obligations—0.33%
Arkle Master Issuer PLC, Series 2012-1A, Class 2A1,
1.974%, due 05/17/60[2,5]	255,000	261,217
First Horizon Mortgage Pass-Through Trust, Series 2004-FL1, Class 1A1,
0.463%, due 02/25/35[5]	145,007	141,047
Holmes Master Issuer PLC,
Series 2010-1A, Class A2,
1.677%, due 10/15/54[2,5]	73,769	74,261
Series 2012-1A, Class A2,
1.927%, due 10/15/54[2,5]	375,000	381,982
Total collateralized mortgage obligations (cost—$853,434)		858,507
Commercial mortgage-backed securities—1.24%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM,
5.811%, due 02/10/51[5]	250,000	281,215
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B,
6.208%, due 12/10/49[5]	300,000	345,030
Commercial Mortgage Trust,
Series 2007-GG9, Class A4,
5.444%, due 03/10/39	200,000	225,157
Series 2007-GG11, Class A4,
5.736%, due 12/10/49	100,000	114,387
Extended Stay America Trust, Series 2013-ESH7, Class B7,
3.604%, due 12/05/31[2]	225,000	224,100
FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A,
2.980%, due 12/06/20[2]	185,672	193,215
GS Mortgage Securities Trust, Series 2007-GG10, Class A4,
5.982%, due 08/10/45[5]	100,000	113,303
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4,
5.814%, due 06/15/49[5]	425,000	484,331
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class B,
3.769%, due 02/15/46	50,000	51,391
Series 2013-C8, Class B,
3.676%, due 12/15/48[5]	250,000	251,413

UBS U.S. Allocation Fund
Schedule of investments – May 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial mortgage-backed securities— (concluded)
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C32, Class A3,
5.736%, due 06/15/49[5]	200,000	227,658
Series 2007-C33, Class A4,
5.924%, due 02/15/51[5]	225,000	254,291
Series 2007-C34, Class AM,
5.818%, due 05/15/46[5]	175,000	198,606
WF-RBS Commercial Mortgage Trust,
Series 2013-C11, Class B,
3.714%, due 03/15/45[5]	50,000	50,275
Series 2013-C12, Class B,
3.863%, due 03/15/48[5]	200,000	203,103
Total commercial mortgage-backed securities (cost—$3,181,373)		3,217,475
Corporate bonds—12.09%
Aerospace & defense — 0.02%
BE Aerospace, Inc.
6.875%, due 10/01/20	50,000	54,875
Automobile OEM — 0.11%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, due 06/15/19[1]	80,000	88,600
Ford Motor Co.
7.450%, due 07/16/31	150,000	188,994
		277,594
Automotive parts — 0.13%
American Axle & Manufacturing, Inc.
6.625%, due 10/15/22[1]	100,000	107,625
Meritor, Inc.
10.625%, due 03/15/18	30,000	32,888
Tenneco, Inc.
7.750%, due 08/15/18	100,000	108,250
TRW Automotive, Inc.
4.500%, due 03/01/21[2]	75,000	77,062
		325,825
Banking-non-US — 0.46%
Barclays Bank PLC
5.140%, due 10/14/20	100,000	105,245
Caixa Economica Federal
2.375%, due 11/06/17[2]	150,000	142,500
HSBC Holdings PLC
4.000%, due 03/30/22	250,000	265,057
Lloyds TSB Bank PLC
6.500%, due 09/14/20[2]	205,000	231,404
RBS Capital Trust II
6.425%, due 01/03/34[5,6]	100,000	93,750
Royal Bank of Scotland Group PLC
6.125%, due 12/15/22	100,000	103,015

UBS U.S. Allocation Fund
Schedule of investments – May 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Banking-non-US— (concluded)
Santander US Debt SAU
3.724%, due 01/20/15[2]	100,000	101,620
Westpac Banking Corp.
2.000%, due 08/14/17	150,000	153,305
		1,195,896
Banking-US — 1.24%
Bank of America Corp.
5.625%, due 07/01/20	85,000	98,184
Bank of America Corp. MTN
3.300%, due 01/11/23	70,000	67,808
Capital One Financial Corp.
2.150%, due 03/23/15	75,000	76,467
CIT Group, Inc.
5.250%, due 03/15/18	50,000	53,750
5.500%, due 02/15/19[2]	200,000	216,500
Citigroup, Inc.
4.500%, due 01/14/22	40,000	43,321
5.375%, due 08/09/20	40,000	46,036
5.500%, due 02/15/17	325,000	361,183
6.125%, due 05/15/18	170,000	200,433
8.500%, due 05/22/19	70,000	91,702
JPMorgan Chase & Co.
3.150%, due 07/05/16	190,000	200,193
3.250%, due 09/23/22	65,000	63,616
3.375%, due 05/01/23	120,000	114,007
5.400%, due 01/06/42	95,000	106,623
Morgan Stanley
3.750%, due 02/25/23	75,000	74,393
4.875%, due 11/01/22	60,000	61,615
7.300%, due 05/13/19	100,000	122,522
Morgan Stanley MTN
6.625%, due 04/01/18	270,000	317,790
SunTrust Banks, Inc.
3.600%, due 04/15/16	110,000	117,251
The Goldman Sachs Group, Inc.
5.750%, due 01/24/22	110,000	125,922
6.150%, due 04/01/18	175,000	203,443
7.500%, due 02/15/19	80,000	99,155
Wells Fargo Bank N.A.
5.950%, due 08/26/36	310,000	368,620
		3,230,534
Building materials — 0.09%
Hanson Ltd.
6.125%, due 08/15/16	40,000	44,200
Owens Corning, Inc.
6.500%, due 12/01/16[7]	25,000	28,137
Ply Gem Industries, Inc.
8.250%, due 02/15/18[1]	50,000	53,687

UBS U.S. Allocation Fund
Schedule of investments – May 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Building materials— (concluded)
Vulcan Materials Co.
7.500%, due 06/15/21	100,000	118,000
		244,024
Business services/office equipment — 0.05%
West Corp.
7.875%, due 01/15/19	120,000	130,200
Cable — 0.06%
Comcast Corp.
6.300%, due 11/15/17	60,000	72,234
6.950%, due 08/15/37	60,000	79,552
		151,786
Chemicals — 0.41%
Celanese US Holdings LLC
5.875%, due 06/15/21	145,000	159,862
CF Industries, Inc.
3.450%, due 06/01/23	180,000	177,748
INEOS Group Holdings SA
6.125%, due 08/15/18[2]	200,000	197,000
LyondellBasell Industries NV
6.000%, due 11/15/21	250,000	295,547
Montell America Finance Co.
8.100%, due 03/15/27[2]	100,000	135,538
Valspar Corp.
4.200%, due 01/15/22	100,000	105,706
		1,071,401
Coal — 0.04%
Arch Coal, Inc.
9.875%, due 06/15/19[1,2]	100,000	103,000
Commercial services — 0.11%
Interactive Data Corp.
10.250%, due 08/01/18	5,000	5,619
RR Donnelley & Sons Co.
7.875%, due 03/15/21	100,000	105,875
The ADT Corp.
3.500%, due 07/15/22	120,000	115,186
United Rentals North America, Inc.
5.750%, due 07/15/18	50,000	53,375
		280,055
Consumer products — 0.13%
Revlon Consumer Products Corp.
5.750%, due 02/15/21[2]	100,000	101,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer
LLC/Reynolds Group Issuer (Luxembourg) SA
7.875%, due 08/15/19	100,000	109,500
9.875%, due 08/15/19	125,000	136,250
		347,500

UBS U.S. Allocation Fund
Schedule of investments – May 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Consumer services — 0.09%
Marsh & McLennan Cos., Inc.
9.250%, due 04/15/19	90,000	120,274
ServiceMaster Co.
7.000%, due 08/15/20	125,000	123,906
		244,180
Diversified manufacturing — 0.08%
Bombardier, Inc.
7.750%, due 03/15/20[2]	125,000	146,250
SPX Corp.
7.625%, due 12/15/14	65,000	70,363
		216,613
Electric-generation — 0.27%
Calpine Corp.
7.875%, due 07/31/20[2]	113,000	124,300
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.000%, due 12/01/20	85,000	96,794
NRG Energy, Inc.
7.625%, due 05/15/19	50,000	53,125
8.250%, due 09/01/20	125,000	140,156
8.500%, due 06/15/19[1]	80,000	87,400
The AES Corp.
8.000%, due 06/01/20	175,000	210,000
		711,775
Electric-integrated — 0.14%
E.ON International Finance BV
5.800%, due 04/30/18[2]	80,000	94,490
MidAmerican Energy Holdings Co.
5.950%, due 05/15/37	100,000	118,913
Southern California Edison Co.
4.050%, due 03/15/42	25,000	24,482
Southwestern Electric Power Co.
3.550%, due 02/15/22	105,000	107,526
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.500%, due 10/01/20[2]	25,000	19,625
		365,036
Electronics — 0.06%
Freescale Semiconductor, Inc.
9.250%, due 04/15/18[2]	25,000	27,187
10.750%, due 08/01/20	100,000	113,000
KEMET Corp.
10.500%, due 05/01/18	25,000	25,813
		166,000

UBS U.S. Allocation Fund
Schedule of investments – May 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Energy-exploration & production — 0.56%
Alta Mesa Holdings/Alta Mesa Finance Services Corp.
9.625%, due 10/15/18	100,000	107,250
Antero Resources Finance Corp.
6.000%, due 12/01/20	100,000	104,000
Apache Corp.
5.250%, due 02/01/42	90,000	95,334
Berry Petroleum Co.
6.750%, due 11/01/20	50,000	53,875
Continental Resources, Inc.
4.500%, due 04/15/23[2]	75,000	75,750
EPE Holdings LLC/EP Energy Bond Co., Inc.
8.125%, due 12/15/17[2,8]	50,000	53,375
Forest Oil Corp.
7.250%, due 06/15/19	75,000	74,625
Helix Energy Solutions
9.500%, due 01/15/16[2]	58,000	59,595
Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[2]	25,000	27,500
8.000%, due 02/15/20[2]	20,000	22,100
Linn Energy LLC/Linn Energy Finance Corp.
7.750%, due 02/01/21	50,000	53,000
8.625%, due 04/15/20	75,000	82,125
Memorial Production Partners LP/Memorial Production Finance Corp.
7.625%, due 05/01/21[2]	50,000	50,250
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.750%, due 10/01/20[2]	200,000	214,000
Quicksilver Resources, Inc.
7.125%, due 04/01/16	50,000	50,000
11.750%, due 01/01/16	30,000	31,800
Range Resources Corp.
5.750%, due 06/01/21	25,000	26,438
8.000%, due 05/15/19	175,000	190,750
SandRidge Energy, Inc.
8.750%, due 01/15/20	45,000	48,375
Swift Energy Co.
7.875%, due 03/01/22	25,000	26,125
		1,446,267
Energy-independent — 0.24%
Anadarko Petroleum Corp.
5.950%, due 09/15/16	110,000	125,380
6.450%, due 09/15/36	85,000	103,517
Key Energy Services, Inc.
6.750%, due 03/01/21	75,000	75,938
Marathon Oil Corp.
6.600%, due 10/01/37	35,000	43,146
Petrohawk Energy Corp.
7.250%, due 08/15/18	240,000	266,700
		614,681

UBS U.S. Allocation Fund
Schedule of investments – May 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Energy-integrated — 0.05%
ConocoPhillips
6.500%, due 02/01/39	55,000	71,999
Petro-Canada
6.800%, due 05/15/38	50,000	62,713
		134,712
Energy-oilfield services — 0.09%
Lightstream Resources Ltd.
8.625%, due 02/01/20[2]	100,000	102,500
Transocean, Inc.
3.800%, due 10/15/22	75,000	73,778
6.800%, due 03/15/38	50,000	56,927
		233,205
Energy-refining & marketing — 0.26%
Tesoro Corp.
4.250%, due 10/01/17	200,000	208,000
5.375%, due 10/01/22	200,000	210,000
Valero Energy Corp.
6.625%, due 06/15/37	115,000	139,240
7.500%, due 04/15/32	90,000	113,496
		670,736
Finance-captive automotive — 0.09%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.750%, due 05/20/20	35,000	38,150
Nissan Motor Acceptance Corp.
1.800%, due 03/15/18[2]	200,000	199,038
		237,188
Finance-diversified — 0.14%
Merrill Lynch & Co., Inc.
5.000%, due 01/15/15	175,000	185,201
Merrill Lynch & Co., Inc. MTN
6.875%, due 04/25/18	75,000	89,339
Ventas Realty LP/Ventas Capital Corp.
2.700%, due 04/01/20	100,000	95,179
		369,719
Finance-non-captive diversified — 0.10%
Ally Financial, Inc.
8.000%, due 03/15/20	100,000	119,000
General Electric Capital Corp.
6.750%, due 03/15/32	120,000	149,520
		268,520
Finance-other — 0.33%
Caterpillar Financial Services Corp.
2.850%, due 06/01/22	105,000	104,752
FTI Consulting, Inc.
6.750%, due 10/01/20	25,000	26,750

UBS U.S. Allocation Fund
Schedule of investments – May 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Finance-other— (concluded)
General Electric Capital Corp. MTN
4.650%, due 10/17/21	100,000	110,489
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.000%, due 01/15/18	75,000	79,500
International Lease Finance Corp.
3.875%, due 04/15/18	250,000	250,312
5.875%, due 04/01/19	75,000	80,437
7.125%, due 09/01/18[2]	100,000	117,875
SquareTwo Financial Corp.
11.625%, due 04/01/17[1]	75,000	79,688
		849,803
Food — 0.10%
Kraft Foods Group, Inc.
5.000%, due 06/04/42	100,000	104,821
Michael Foods, Inc.
9.750%, due 07/15/18	100,000	111,500
Viskase Cos., Inc.
9.875%, due 01/15/18[2]	40,000	42,700
		259,021
Food/beverage — 0.06%
Anheuser-Busch InBev Worldwide, Inc.
2.500%, due 07/15/22	65,000	62,525
8.200%, due 01/15/39	60,000	92,996
		155,521
Gaming — 0.30%
Caesars Entertainment Operating Co., Inc.
5.625%, due 06/01/15	65,000	58,500
11.250%, due 06/01/17	55,000	57,475
CityCenter Holdings LLC/CityCenter Finance Corp.
10.750%, due 01/15/17[1,8]	152,874	166,633
MGM Resorts International
10.000%, due 11/01/16	220,000	265,925
Shingle Springs Tribal Gaming Authority
9.375%, due 06/15/15[2]	125,000	125,312
Tunica-Biloxi Gaming Authority
9.000%, due 11/15/15[9]	15,000	13,500
Yonkers Racing Corp.
11.375%, due 07/15/16[2]	80,000	85,000
		772,345
Gas distributors — 0.11%
Ferrellgas Partners LP
9.125%, due 10/01/17	20,000	21,200
National Fuel Gas Co.
3.750%, due 03/01/23	105,000	105,331
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, due 03/15/18	45,000	47,250

UBS U.S. Allocation Fund
Schedule of investments – May 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Gas distributors— (concluded)
Sempra Energy
9.800%, due 02/15/19	90,000	124,629
		298,410
Gas pipelines — 0.65%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
4.750%, due 11/15/21[2]	50,000	48,750
Crosstex Energy LP/Crosstex Energy Finance Corp.
8.875%, due 02/15/18	80,000	86,000
El Paso Pipeline Partners Operating Co. LLC
5.000%, due 10/01/21	85,000	94,466
Energy Transfer Partners LP
5.200%, due 02/01/22	240,000	264,345
9.000%, due 04/15/19	140,000	182,672
Kinder Morgan Energy Partners LP
3.500%, due 09/01/23	80,000	78,242
3.950%, due 09/01/22	195,000	201,563
6.500%, due 09/01/39	55,000	64,780
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.750%, due 11/01/20	55,000	59,950
Sabine Pass Liquefaction LLC
5.625%, due 02/01/21[2]	200,000	200,750
Sonat, Inc.
7.000%, due 02/01/18	150,000	165,343
Spectra Energy Capital LLC
3.300%, due 03/15/23	120,000	116,952
The Williams Cos., Inc.
3.700%, due 01/15/23	120,000	116,121
		1,679,934
Health care — 0.38%
Capella Healthcare, Inc.
9.250%, due 07/01/17	50,000	53,562
CHS/Community Health Systems, Inc.
7.125%, due 07/15/20	175,000	192,062
CVS Caremark Corp.
6.125%, due 09/15/39	60,000	73,929
ExamWorks Group, Inc.
9.000%, due 07/15/19	70,000	77,000
HCA, Inc.
7.500%, due 02/15/22	145,000	168,925
8.500%, due 04/15/19	120,000	130,800
Multiplan, Inc.
9.875%, due 09/01/18[2]	125,000	140,000
Tenet Healthcare Corp.
4.375%, due 10/01/21[1,2]	50,000	48,500
United Surgical Partners International, Inc.
9.000%, due 04/01/20	100,000	111,750

UBS U.S. Allocation Fund
Schedule of investments – May 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Health care— (concluded)
US Oncology, Inc., Escrow (related to
9.125% bond, due 08/15/17)[10]	30,000	1,163
		997,691
Home construction — 0.09%
D.R. Horton, Inc.
4.375%, due 09/15/22	100,000	100,500
Standard Pacific Corp.
8.375%, due 01/15/21	75,000	90,000
10.750%, due 09/15/16	25,000	30,875
Toll Brothers Finance Corp.
8.910%, due 10/15/17	10,000	12,350
		233,725
Industrial-other — 0.05%
Iron Mountain, Inc.
8.000%, due 06/15/20	115,000	119,773
Insurance-life — 0.41%
American International Group, Inc.
3.000%, due 03/20/15	90,000	93,220
8.250%, due 08/15/18	110,000	139,789
AXA SA
6.379%, due 12/14/36[2,5,6]	100,000	101,000
Hartford Financial Services Group, Inc.
5.950%, due 10/15/36	200,000	230,723
Principal Financial Group, Inc.
8.875%, due 05/15/19	110,000	146,742
Prudential Financial, Inc.
7.375%, due 06/15/19	175,000	222,956
Prudential Financial, Inc. MTN
6.625%, due 12/01/37	100,000	124,711
		1,059,141
Insurance-personal & casualty — 0.09%
Berkshire Hathaway Finance Corp.
3.000%, due 05/15/22	40,000	39,720
Liberty Mutual Group, Inc.
7.800%, due 03/15/37[2]	25,000	29,875
10.750%, due 06/15/58[2,5]	70,000	109,900
XL Group PLC, Series E
6.500%, due 04/15/17[5,6]	50,000	50,125
		229,620
Leisure — 0.15%
Royal Caribbean Cruises Ltd.
7.250%, due 06/15/16	300,000	339,750
7.500%, due 10/15/27	40,000	45,200
		384,950

UBS U.S. Allocation Fund
Schedule of investments – May 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Lodging — 0.07%
Diamond Resorts Corp.
12.000%, due 08/15/18	110,000	122,787
Felcor Lodging LP
6.750%, due 06/01/19	25,000	26,688
Host Hotels & Resorts LP
4.750%, due 03/01/23	25,000	26,448
		175,923
Machinery-agriculture & construction — 0.08%
Case New Holland, Inc.
7.875%, due 12/01/17	105,000	123,375
The Manitowoc Co., Inc.
8.500%, due 11/01/20	75,000	85,313
		208,688
Media-broadcast/outdoor — 0.05%
Clear Channel Communications, Inc.
10.750%, due 08/01/16	50,000	46,875
News America, Inc.
6.200%, due 12/15/34	45,000	52,043
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
8.875%, due 04/15/17	25,000	27,188
		126,106
Media-cable — 0.49%
Cablevision Systems Corp.
8.625%, due 09/15/17	190,000	221,350
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, due 12/15/21[2]	100,000	98,125
CSC Holdings LLC
8.625%, due 02/15/19	25,000	29,812
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
6.000%, due 08/15/40	100,000	106,796
DISH DBS Corp.
5.000%, due 05/15/17[2]	100,000	100,000
7.875%, due 09/01/19	220,000	246,675
Time Warner Cable, Inc.
6.550%, due 05/01/37	40,000	45,991
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	155,000	206,735
Time Warner, Inc.
6.100%, due 07/15/40	45,000	51,612
UPCB Finance V Ltd.
7.250%, due 11/15/21[2]	150,000	165,375
		1,272,471
Media-diversified — 0.02%
Entravision Communications Corp.
8.750%, due 08/01/17	42,000	45,045

UBS U.S. Allocation Fund
Schedule of investments – May 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Media-non cable — 0.13%
Intelsat Jackson Holdings SA
5.500%, due 08/01/23[2]	100,000	98,000
7.250%, due 10/15/20	75,000	81,375
Intelsat Luxembourg SA
7.750%, due 06/01/21[2]	100,000	105,125
Sinclair Television Group, Inc.
8.375%, due 10/15/18	50,000	55,250
		339,750
Media-publishing — 0.08%
The McClatchy Co.
9.000%, due 12/15/22[2]	200,000	216,000
Metals & mining — 0.35%
AngloGold Ashanti Holdings PLC
5.375%, due 04/15/20	70,000	72,037
ArcelorMittal
6.750%, due 02/25/22[1,7]	100,000	107,000
Barrick Gold Corp.
3.850%, due 04/01/22	120,000	114,788
CONSOL Energy, Inc.
8.250%, due 04/01/20	50,000	55,250
Glencore Funding LLC
2.500%, due 01/15/19[2]	160,000	156,987
Goldcorp, Inc.
3.700%, due 03/15/23	100,000	96,098
Novelis, Inc.
8.375%, due 12/15/17	50,000	54,000
Southern Copper Corp.
3.500%, due 11/08/22[1]	115,000	109,210
Teck Resources Ltd.
6.250%, due 07/15/41	25,000	25,897
Vale Overseas Ltd.
4.375%, due 01/11/22	95,000	94,485
6.875%, due 11/21/36	35,000	37,564
		923,316
Metals/mining excluding steel — 0.10%
FMG Resources (August 2006) Pty Ltd.
8.250%, due 11/01/19[1,2]	50,000	52,750
Inmet Mining Corp.
8.750%, due 06/01/20[2]	125,000	134,687
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
8.375%, due 06/01/20	75,000	81,563
		269,000
Oil & gas — 0.13%
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, due 04/15/22	100,000	108,500

UBS U.S. Allocation Fund
Schedule of investments – May 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Oil & gas— (concluded)
Petrobras International Finance Co.
2.875%, due 02/06/15	85,000	86,544
5.375%, due 01/27/21	140,000	148,472
		343,516
Oil field equipment & services — 0.14%
Offshore Group Investment Ltd.
7.500%, due 11/01/19[1]	200,000	216,000
Pacific Drilling SA
5.375%, due 06/01/20[2]	50,000	49,500
SESI LLC
7.125%, due 12/15/21	85,000	95,412
		360,912
Oil refining & marketing — 0.03%
Phillips 66
4.300%, due 04/01/22	75,000	80,876
Packaging & containers — 0.17%
Ardagh Packaging Finance PLC
9.125%, due 10/15/20[2]	200,000	220,000
Owens-Brockway Glass Container, Inc.
7.375%, due 05/15/16	100,000	114,500
Sealed Air Corp.
8.375%, due 09/15/21[2]	100,000	115,500
		450,000
Paper & forest products — 0.04%
Boise Paper Holdings LLC/Boise Finance Co.
9.000%, due 11/01/17	15,000	15,975
Georgia-Pacific LLC
8.875%, due 05/15/31	35,000	51,676
Mercer International, Inc.
9.500%, due 12/01/17	35,000	38,150
		105,801
Pharmaceuticals — 0.32%
AbbVie, Inc.
2.900%, due 11/06/22[2]	120,000	116,709
ConvaTec Healthcare SA
10.500%, due 12/15/18[2]	200,000	229,000
Endo Health Solutions, Inc.
7.250%, due 01/15/22	25,000	26,938
Grifols, Inc.
8.250%, due 02/01/18	70,000	76,212
Teva Pharmaceutical Finance Co. BV
2.400%, due 11/10/16	125,000	130,210
Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21	90,000	93,167

UBS U.S. Allocation Fund
Schedule of investments – May 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Pharmaceuticals— (concluded)
Valeant Pharmaceuticals International
7.000%, due 10/01/20[2]	150,000	161,625
		833,861
Railroads — 0.08%
Burlington Northern Santa Fe LLC
4.450%, due 03/15/43	115,000	113,608
6.150%, due 05/01/37	25,000	30,524
Norfolk Southern Corp.
3.250%, due 12/01/21	50,000	51,386
		195,518
Real estate investment trusts — 0.14%
CB Richard Ellis Services, Inc.
11.625%, due 06/15/17	50,000	53,050
CBRE Services, Inc.
5.000%, due 03/15/23	100,000	99,750
Developers Diversified Realty Corp.
9.625%, due 03/15/16	70,000	84,651
DuPont Fabros Technology LP
8.500%, due 12/15/17	75,000	80,250
ERP Operating LP
4.750%, due 07/15/20	35,000	39,039
		356,740
Retail-specialty — 0.23%
Burlington Coat Factory Warehouse Corp.
10.000%, due 02/15/19	75,000	83,719
Claire's Stores, Inc.
8.875%, due 03/15/19[1]	100,000	107,250
Ingles Markets, Inc.
8.875%, due 05/15/17	70,000	73,500
L Brands, Inc.
8.500%, due 06/15/19	45,000	55,294
Michaels Stores, Inc.
11.375%, due 11/01/16[1]	50,000	52,313
Petco Animal Supplies, Inc.
9.250%, due 12/01/18[1,2]	60,000	65,400
Rite Aid Corp.
9.250%, due 03/15/20[1]	75,000	84,656
YCC Holdings LLC/Yankee Finance, Inc.
10.250%, due 02/15/16[8]	75,000	77,157
		599,289
Software/services — 0.07%
Ceridian Corp.
11.250%, due 11/15/15[7]	50,000	51,500
Flextronics International Ltd.
5.000%, due 02/15/23[2]	75,000	75,000

UBS U.S. Allocation Fund
Schedule of investments – May 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Software/services— (concluded)
MedAssets, Inc.
8.000%, due 11/15/18	50,000	54,750
		181,250
Steel producers/products — 0.04%
Severstal Columbus LLC
10.250%, due 02/15/18	50,000	53,500
US Steel Corp.
7.375%, due 04/01/20[1]	50,000	50,875
		104,375
Technology-hardware — 0.21%
Apple, Inc.
2.400%, due 05/03/23	145,000	138,308
CDW LLC/CDW Finance Corp.
12.535%, due 10/12/17	72,000	77,400
Equinix, Inc.
5.375%, due 04/01/23	100,000	103,250
7.000%, due 07/15/21	50,000	55,625
Jabil Circuit, Inc.
8.250%, due 03/15/18	25,000	30,250
Seagate HDD Cayman
4.750%, due 06/01/23[2]	100,000	97,000
7.000%, due 11/01/21	50,000	55,000
		556,833
Technology-software — 0.09%
Epicor Software Corp.
8.625%, due 05/01/19	15,000	16,313
First Data Corp.
11.250%, due 03/31/16	100,000	100,500
12.625%, due 01/15/21	100,000	109,250
		226,063
Telecom-satellite — 0.05%
Intelsat Bermuda Ltd.
11.250%, due 02/04/17	127,000	134,366
Telecom-wireless — 0.32%
America Movil SAB de CV
3.125%, due 07/16/22	40,000	38,173
5.000%, due 03/30/20	135,000	148,560
Clearwire Communications LLC/Clearwire Finance, Inc.
12.000%, due 12/01/15[2]	25,000	26,720
Crown Castle International Corp.
5.250%, due 01/15/23	100,000	101,250
Rogers Communications, Inc.
3.000%, due 03/15/23	120,000	116,714
SBA Telecommunications, Inc.
8.250%, due 08/15/19	49,000	53,655

UBS U.S. Allocation Fund
Schedule of investments – May 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Telecom-wireless— (concluded)
Sprint Capital Corp.
6.875%, due 11/15/28	100,000	100,000
6.900%, due 05/01/19	100,000	108,250
Wind Acquisition Finance SA
11.750%, due 07/15/17[2]	140,000	147,350
		840,672
Telephone-integrated — 0.54%
AT&T, Inc.
1.600%, due 02/15/17	150,000	150,827
6.500%, due 09/01/37	80,000	97,463
CenturyLink, Inc.
6.450%, due 06/15/21	100,000	107,250
Embarq Corp.
7.995%, due 06/01/36	50,000	54,173
Frontier Communications Corp.
8.500%, due 04/15/20[1]	75,000	85,875
9.000%, due 08/15/31	45,000	46,575
Level 3 Communications, Inc.
11.875%, due 02/01/19	25,000	28,688
Level 3 Financing, Inc.
8.625%, due 07/15/20	25,000	27,500
10.000%, due 02/01/18	125,000	135,937
Motorola Solutions, Inc.
3.500%, due 03/01/23	60,000	58,687
PAETEC Holding Corp.
9.875%, due 12/01/18	65,000	73,938
Sprint Nextel Corp.
6.000%, due 12/01/16	90,000	97,200
8.375%, due 08/15/17[1]	75,000	86,437
9.000%, due 11/15/18[2]	25,000	30,313
9.125%, due 03/01/17	25,000	29,250
Telefonica Emisiones SAU
3.192%, due 04/27/18	150,000	150,714
Videotron Ltee
5.000%, due 07/15/22	35,000	35,875
Windstream Corp.
7.750%, due 10/01/21	100,000	107,500
		1,404,202
Theaters & entertainment — 0.06%
AMC Entertainment, Inc.
9.750%, due 12/01/20	50,000	57,750
Cinemark USA, Inc.
4.875%, due 06/01/23[1,2]	100,000	99,625
		157,375
Tobacco — 0.23%
Altria Group, Inc.
9.950%, due 11/10/38	65,000	101,927
Imperial Tobacco Finance PLC
3.500%, due 02/11/23[2]	130,000	129,787

UBS U.S. Allocation Fund
Schedule of investments – May 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (concluded)
Tobacco— (concluded)
Philip Morris International, Inc.
2.900%, due 11/15/21	150,000	150,894
Reynolds American, Inc.
3.250%, due 11/01/22	120,000	116,578
7.750%, due 06/01/18	90,000	112,868
		612,054
Transportation services — 0.09%
Marquette Transportation Co./Marquette Transportation Finance Corp.
10.875%, due 01/15/17	50,000	54,125
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.625%, due 11/01/17	75,000	77,625
Ryder System, Inc.
2.350%, due 02/26/19	95,000	94,062
		225,812
Total corporate bonds (cost—$30,492,448)		31,477,070
Municipal bonds and notes—0.35%
California — 0.18%
California (Build America Bonds)
7.550%, due 04/01/39	230,000	331,019
Los Angeles Unified School District (Build America Bonds)
6.758%, due 07/01/34	100,000	132,675
		463,694
Illinois — 0.17%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Taxable Pension Funding,
Series A,
6.899%, due 12/01/40	55,000	68,605
Illinois Taxable Pension
5.100%, due 06/01/33	125,000	125,956
State of Illinois
5.877%, due 03/01/19	225,000	255,719
		450,280
Total municipal bonds and notes
(cost—$877,399)		913,974
Repurchase agreement—26.20%
Repurchase agreement dated 05/31/13 with State
Street Bank and Trust Co., 0.010% due 06/03/13,
collateralized by $71,399,997 Federal Home Loan
Mortgage Corp. obligations, 2.000% to 2.100%
due 10/17/22 to 11/02/22 and $104,939 Federal
National Mortgage Association obligations,
2.080% due 11/02/22; (value—$69,572,175);
proceeds: $68,207,057
(cost — $68,207,000)	68,207,000	68,207,000

UBS U.S. Allocation Fund
Schedule of investments – May 31, 2013 (unaudited)

Security description	Number of shares	Value ($)
Investment of cash collateral from securities loaned—2.38%
Money market fund — 2.38%
UBS Private Money Market Fund LLC [4]
(cost — $6,194,374)	6,194,374	6,194,374
Total investments
(cost — $245,931,504) [11]— 103.79%		270,231,459
Liabilities in excess of other assets — (3.79)%		(9,860,404)
Net assets — 100.00%		260,371,055

Aggregate cost for federal income tax purposes was substantially the same for book purposes and net unrealized appreciation consisted of:

Gross unrealized appreciation		$25,913,469
Gross unrealized depreciation		(1,613,514)
Net unrealized appreciation		$24,299,955

Futures contracts
Number of contracts		Expiration date	Cost ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
US Treasury futures buy contracts:
20	US Treasury Note 10 Year Futures	September 2013	2,591,275	2,584,375	(6,900)

Index futures buy contracts:
111	Russell 2000 Mini Index Futures	June 2013	10,522,349	10,912,410	390,061
762	S&P 500 E-Mini Index Futures	June 2013	59,099,101	62,064,900	2,965,799
			72,212,725	75,561,685	3,348,960

			Proceeds ($)
Index futures sell contracts:
308	NASDAQ 100 E-Mini Index Futures	June 2013	17,193,644	18,358,340	(1,164,696)
					2,184,264

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of May 31, 2013 in valuing the Fund's investments.

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	118,377,310	—	—	118,377,310
Preferred stock	—	4,902	—	4,902
Investment company	—	11,240,533	—	11,240,533
US government obligations	—	10,601,365	—	10,601,365
Mortgage & agency debt securities	—	19,138,949	—	19,138,949
Collateralized mortgage obligations	—	858,507	—	858,507
Commercial mortgage-backed securities	—	3,217,475	—	3,217,475
Corporate bonds	—	31,475,907	1,163	31,477,070
Municipal bonds and notes	—	913,974	—	913,974
Repurchase agreement	—	68,207,000	—	68,207,000
Investment of cash collateral from securities loaned	—	6,194,374	—	6,194,374
Futures contracts, net	2,184,264	—	—	2,184,264
Total	120,561,574	151,852,986	1,163	272,415,723

At May 31, 2013, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine months ended May 31, 2013:

Corporate bonds ($)
Beginning balance	659
Purchases	—
Sales	0
Accrued discounts/(premiums)	62
Total realized gain/(loss)	(585,000)
Net change in unrealized appreciation/depreciation	585,442
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	1,163

The change in unrealized appreciation/depreciation relating to the Level 3 investment held at May 31, 2013 was $563.

Issuer breakdown by country or territory of origin

	Percentage of total investments (%)
United States	95.0
Israel	0.6
British Virgin Islands	0.5
Canada	0.5
Luxembourg	0.4
Netherlands	0.4
Cayman Islands	0.4
United Kingdom	0.3
Switzerland	0.3
Curacao	0.3
Bermuda	0.3
Singapore	0.2
Panama	0.2
Liberia	0.1
Ireland	0.1
Spain	0.1
Australia	0.1
Mexico	0.1
Brazil	0.1
France	0.0	#
Marshall Islands	0.0	#
Isle of Man	0.0	#
Total	100.0

# Amount represents less than 0.05%.

Portfolio footnotes

*	Non-income producing security.

**	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Security, or portion thereof, was on loan at May 31, 2013.

[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.84% of net assets as of May 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	Cumulative preferred stock. The next call date is July 1, 2013.

[4]	Investment in affiliated investment company. The table below details the Fund's transaction activity in affiliated issuers for the nine months ended May 31, 2013. The advisor earns a management fee from UBS Credit Bond Relationship Fund and UBS Private Money Market Fund LLC. Please see notes to financial statements in the most recent shareholder report for further information.

Affiliated Investment Company	Value at 08/31/12 ($)	Purchases during the nine months ended 05/31/13 ($)	Sales during the nine months ended 05/31/13 ($)	Net realized gain/loss ($)	Change in net unrealized appreciation/ (depreciation) ($)	Value at 05/31/13 ($)	Net income earned from affiliate for the nine months ended 05/31/13 ($)
UBS Credit Bond Relationship Fund	11,086,530	-	-	-	154,003	11,240,533	-
UBS Private Money Market Fund LLC	5,655,123	38,413,110	37,873,859	-	-	6,194,374	2,153

[5]	Variable or floating rate security. The interest rate shown is the current rate as of May 31, 2013 and changes periodically.

[6]	Perpetual bond security. The maturity date reflects the next call date.

[7]	Step bond that converts to the noted fixed rate at a designated future date.

[8]	Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

UBS U.S. Allocation Fund
Schedule of investments – May 31, 2013 (unaudited)

[9]	Security exempt from registration pursuant to Rule 144A under the Security Act of 1933. This security, which represents 0.01% of net assets as of May 31, 2013, is considered illiquid and may not be sold in transactions exempt from registration, normally to qualified buyers.

[10]	Security called in full on February 16, 2011. Position represents remaining escrow balance expected to be received upon finalization of call premium.

[11]	Includes $6,045,397 of investments in securities on loan, at value plus accrued interest and dividends, if any.

Fund acronyms

ADR	American Depositary Receipt

FDIC	Federal Deposit Insurance Corporation

MTN	Medium Term Note

OEM	Original Equipment Manufacturer

TBA	(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluation by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings.

Securities and instruments traded in the over-the-counter ("OTC") market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. ("UBS Global AM" or the "Advisor"), the investment advisor of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, these securities are fair valued.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund's use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the UBS Global AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s holdings. The GVC is comprised of representatives of management, including members of the investment team. The GVC provides reports to the Board at each quarterly meeting regarding any securities or instruments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of securities valuations.

US generally accepted accounting principles ("US GAAP") requires disclosure regarding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund's own assumptions in determining the fair value of investments.

In accordance with US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated February 28, 2013.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 30, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 30, 2013